Average Annual Total Returns (Vanguard REIT Index Fund Retail)	Vanguard REIT Index Fund Vanguard REIT Index Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard REIT Index Fund Vanguard REIT Index Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard REIT Index Fund Vanguard REIT Index Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard REIT Index Fund Vanguard REIT Index Fund - Investor Shares 2/1/2014 - 1/31/2015	MSCI US REIT Index Vanguard REIT Index Fund Vanguard REIT Index Fund - Investor Shares 2/1/2014 - 1/31/2015	MSCI US REIT Index Vanguard REIT Index Fund Vanguard REIT Index Fund - Admiral Shares 2/1/2014 - 1/31/2015	REIT Spliced Index Vanguard REIT Index Fund Vanguard REIT Index Fund - Investor Shares 2/1/2014 - 1/31/2015	REIT Spliced Index Vanguard REIT Index Fund Vanguard REIT Index Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.13%	30.32%	28.77%	17.01%	30.38%	30.38%	30.38%	30.38%
Five Years	16.84%	17.00%	15.65%	13.01%	17.05%	17.05%	17.05%	17.05%
Ten Years	8.41%	8.54%	7.17%	6.21%	8.31%	8.31%	8.48%	8.48%